COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 7 - COMMITMENTS AND CONTINGENCIES

A.	In November, 2012, BCT entered into an amended lease agreement for the lease of its facilities. The term of the lease is 60 months, commencing on April 1, 2013, with an option to terminate the agreement with 6 month notice, after 36 months. Rent is paid on a monthly basis in the amount of NIS 35,000 (approximately $10) per month.

The facilities and vehicles of the Company and BCT are rented under operating leases that expire on various dates. Aggregate minimum rental commitments under non-cancelable leases as of December 31, 2012 are as follows:

Period ending December 31, 2012	Facilities	Vehicles	Total
2013	119	7	126
2014	120	-	120
2015	120	-	120
2016	90	-	90
	449	7	456

Total facilities rent expenses for the year ended December 31, 2012 and 2011 were $106 and $111, respectively.

B.	Commitments to pay royalties to the Chief Scientist:

BCT obtained from the Chief Scientist of the State of Israel grants for participation in research and development for the years 2007 through 2012, and, in return, BCT is obligated to pay royalties amounting to 3% of its future sales up to the amount of the grant. The grant is linked to the exchange rate of the dollar and bears interest of Libor per annum.

Through December 31, 2012, total grants received amounted to $533.

C.	On February 17, 2010, BCT entered into an agreement with Hadasit Medical Research Services and Development Ltd ("Hadasit") to conduct clinical trials in ALS patients. The agreement was revised in June 2011 according to which, in connection with the trials, BCT will pay Hadasit $32 per patient totaling up to $773, as well as $65 per month for rental and operation of two clean rooms. The Company has the right to cease the rental of the clean rooms at any time upon 30 days prior notice.

D.	In April 2008, Chapman, Spira & Carson, LLC (“CSC”) filed a breach of contract complaint in the Supreme Court of the State of New York (the “Court”) against the Company. The complaint alleges that the Company improperly terminated its contract with CSC. The complaint seeks, among other things, the following relief: (i) 400,000 shares of the common stock of the Company and (ii) warrants to purchase 250,000 shares of the common stock of the Company at an exercise price of $0.30 per share. Further, the complaint alleges that CSC performed its obligations under the contract and has suffered compensatory damages in an amount up to approximately $672. CSC also seeks costs and attorneys’ fees.

On October 24, 2012, the Company reached an understanding with CSC pursuant to which the Company will pay CSC $125 in full satisfaction of CSC’s claims against the Company, out of which $80 was paid to CSC and a $45 accrual was included in the financial statements accordingly.